Cover	Aug. 03, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 03, 2022
Entity File Number	001-09330
Entity Registrant Name	CoreCard Corporation
Entity Central Index Key	0000320340
Entity Tax Identification Number	58-1964787
Entity Incorporation, State or Country Code	GA
Entity Address, Address Line One	One Meca Way
Entity Address, City or Town	Norcross
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30093
City Area Code	770
Local Phone Number	381-2900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value for the class
Trading Symbol	CCRD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false